Appendix I: Scope of Consolidation - Main Changes in the Scope of Consolidation for the Year (Details)	Dec. 31, 2023	Dec. 31, 2022
Vale Saúde, Administradora de Cartões Ltda. Provision of health services
Disclosure of subsidiaries [line items]
% Acquisition	75.13%
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
% Acquisition	40.00%
Cryptography & Security Systems S.L.U.
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefónica Local Services GmbH Holding
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
BE-terna SRL
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telxius México, S.R.L. DE C.V
Disclosure of subsidiaries [line items]
% Acquisition	70.00%
Utiq, S.A.
Disclosure of subsidiaries [line items]
% Acquisition	25.00%
Pontel Participaciones, S.L. Holding company
Disclosure of subsidiaries [line items]
% sold	13.35%
The Smart Steps Data Technology Company
Disclosure of subsidiaries [line items]
% sold	33.75%
Cornerstone Telecommunications Infrastructure Limited
Disclosure of subsidiaries [line items]
% sold	8.33%
Kumo Analytics Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
% sold	100.00%
iHackLabs Ltd.
Disclosure of subsidiaries [line items]
% sold	100.00%
Telefónica Germany Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
% sold	100.00%
Telfin Ireland
Disclosure of subsidiaries [line items]
% sold	100.00%
VivaE Educação Digital S.A
Disclosure of subsidiaries [line items]
% Acquisition		74.79%
% sold		50.00%
Garliava RJ Infraestrutura E Redes De Telecomunicacoes S.A. [Member]
Disclosure of subsidiaries [line items]
% Acquisition		74.79%
Vivo ventures fundo de investimento em participacoes multiestrategia. Investment funds
Disclosure of subsidiaries [line items]
% Acquisition		74.79%
Vita IT Comercio E Servicos De Solucoes Em TI Ltda
Disclosure of subsidiaries [line items]
% Acquisition		74.79%
Geprom Software Engineering S.L.
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Geprom Software Engineering S.A.
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Perpetual Topco Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Perpetual Midco Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Perpetual Bidco Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Incremental Group Holdings Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Redspire Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Incremental Group Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Adatis Group Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Adatis Consulting Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Adatis BG LTD
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Adatis India Private Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Adatis Managed Services Limited
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Acceleration Holding GmbH
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Acceleration GmbH
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Enhancement GmbH
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Germany GmbH
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna AB (Sweden)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Boydak Automation AG
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna ApS (Denmark)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna B.V. (Netherlands)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna GmbH (Leipzig)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Austria GmbH
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna GmbH (Innsbruck)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Pipol A/S
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna A/S (Norway)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Business Solutions GmbH
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Industry Solutions GmbH
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna AG (Switzerland)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Adriatic
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Belgrade (Serbia)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Ljubijana (Slovenia)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna Zagreb (Croatia)
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Alamo HoldCo S.L.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		27.00%
Onnet Fibra Colombia S.A.S.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		27.00%
Opal Holdco Limited
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
Opal Jvco Limited (nexfibre)
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
% sold		25.00%
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
% sold		45.00%
Solar360 Soluciones de Instalacion y Mantenimiento S.L. Marketing and management in the installation, sale and maintenance of photovoltaic equipment
Disclosure of subsidiaries [line items]
% Acquisition		51.00%
TLH Holdco, S.L.U. Sociedad holding
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
TIS Hispanoamerica, S.L.
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Buendía Estudios Canarias S.L.U.
Disclosure of subsidiaries [line items]
% Acquisition		50.00%
Buendia Estudios Bizkaia, S.L.
Disclosure of subsidiaries [line items]
% Acquisition		50.00%
Solar360 de Repsol y Movistar S.L.
Disclosure of subsidiaries [line items]
% Acquisition		50.00%
Telefonica Renting, S.A.
Disclosure of subsidiaries [line items]
% Acquisition		50.00%
Telefónica El Salvador
Disclosure of subsidiaries [line items]
% sold		59.58%
Telefónica Cybersecurity Tech Argentina S.A.
Disclosure of subsidiaries [line items]
% sold		100.00%
Telefonica Global Solutions USA, Inc. Provision of telecommunications services
Disclosure of subsidiaries [line items]
% sold		100.00%